Summary of Material Accounting Policies - Schedule of Estimated Useful Lives (Details)	6 Months Ended
Jun. 30, 2025
Office furniture [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Computers [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Fit out and fixtures [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years